SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On October 8, 2021, the Company completed its initial public offering and sold 3,025,000 shares of its common stock at $5.50 per share. The Company received net proceeds of $15,040,125 after underwriter commissions and expenses of $1,597,375. The underwriting agreement provided the underwriter with the option to sell an additional 226,875 shares (the “Overallotment”) which can be sold for up to 45 days subsequent to the completion of the initial public offering at $5.50 per share. The underwriter was also issued a warrant to purchase 151,250 shares of the Company’s common stock at $6.88 per share. The warrant expires five years from the date of issuance.

The Company’s Series A and Series B Preferred Stock was converted to 5,743,175 shares of common stock upon completion of the initial public offering. Shares issued upon conversion are subject to a lockup period of 180 days, upon which one-third of the shares can be sold, after an additional 30 days, another one-third of the shares can be sold, and after 30 more days, all shares can be sold.

On October 26, 2021, the Company received notification that the underwriter was exercising its Overallotment and on October 29, 2021, the Company sold the additional shares and received net proceeds of $1,135,509. The underwriter was also issued a warrant to purchase 11,344 shares of the Company’s common stock at $6.88 per share. The warrant expires five years from the date of issuance.

As of November 10, 2021, the Company has received exercise notices from warrant holders, other than the Company’s founders and the underwriter, representing 317,018 shares of common stock, that they are exercising their warrants on a cashless basis for 236,220 shares of common stock, of which 170,257 shares are subject to the same lockup period as the common shares issued upon conversion of the preferred stock.

On November 12, 2021, the Company’s chief operating officer submitted his resignation to the Company to pursue a full-time role as chief executive officer of Monday Motorbikes. He will continue support the Company as needed through a 30-day transition period.